Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Fair Value Disclosures [Abstract]
Schedule of Assumptions Used to Calculate Fair Value of Warrant Liability
To calculate the fair value of the warrant liability, the following assumptions were used for the periods presented:

	March 31, 202 3	June 30, 2022
Risk-free interest rate	4.6%	2.8%
Expected life (years)	0.1	0.9
Expected volatility	91.5%	139.4%
Dividend yield	0.0%	0.0%
Black-Scholes Fair Value	$—	$0.10

To calculate the fair value of the warrant liability, the following assumptions were used for the periods presented:

	June 30,
	2022	2021
Risk-free interest rate	2.8%	0.2%
Expected life (years)	0.9	1.9
Expected volatility	139.4%	88.5%
Dividend yield	0.0%	0.0%
Black-Scholes fair value	$2.00	$27.80

Schedule of Changes in Estimated Fair Value of Warrant Liability
The following table sets forth a summary of changes in the estimated fair value of our Level 3 warrant liability for the nine months ended March 31, 2023 and 2022 (in thousands):

	Fair Value of Warrants Using Significant Unobservable Inputs (Level 3)
	202 3	202 2
Balance at July 1,	$1,603	$22,355
Change in estimated fair value of liability classified warrants	(1,603)	(20,819)

Balance at March 31,	$—	$1,536

The following table sets forth a summary of changes in the estimated fair value of our Level 3 warrant liability for the years ended June 30, 2022 and 2021 (in thousands):

	Fair Value of Warrants Using Significant Unobservable Inputs (Level 3)
	2022	2021
Balance at July 1,	$22,355	$40,483
Reclassification of warrant liability to equity upon exercise of warrants	—	(6)
Change in estimated fair value of liability classified warrants	(20,752)	(18,122)

Balance at June 30,	$1,603	$22,355